UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

P 2/13/07

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

RECEIVED
FEB 15 2006
OFFICE OF THE SECRETARY

Institutional Investment Manager Filing this Report:

Name: UBS O'Connor LLC
Address: 1 North Wacker Drive, 32nd Floor
Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

06066573

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951
Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL February 10, 2006

CONFIDENTIAL TREATMENT IS BEING REQUESTED.

CONFIDENTIAL TREATMENT EXPIRED

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

PROCESSED
APR 25 2007
THOMSON
FINANCIAL

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: _12_

Form 13F Information Table Value Total: $__185,578__

List of Other Included Managers: None

Confidential Treatment Requested – Open Risk Arbitrage Positions

Confidential Period	Authority Name of Issuer	Title of Class	CUSIP	Market Value	Shares or Pm amount	Sh or Pr	Opt	Investment Discretion	Other Managers	Voting Sole	Shared	None
3 months	LAWSON SOFTWARE INC	COM	520780107	453	61569	SH		DEFINED		61569	0	0
3 months	LINENS N THINGS INC	COM	535679104	11305	425000	SH		DEFINED		425000	0	0
3 months	REEBOK INTL LTD	COM	758110100	11460	196800	SH		DEFINED		196800	0	0
6 months	BEVERLY ENTERPRISES INC	COMNEW	87851309	14132	1211000	SH		DEFINED		1211000	0	0
6 months	CENTERPOINT PPTYS TR	COM	151895109	7511	151800	SH		DEFINED		151800	0	0
6 months	SCIENTIFIC ATLANTA INC	COM	808655104	14592	338800	SH		DEFINED		338800	0	0
6 months	TELEWEST GLOBAL INC	COM	87956T107	20836	874732	SH		DEFINED		874732	0	0
9 months	GUIDANT CORP	COM	401698105	58275	900000	SH		DEFINED		900000	0	0
9 months	INDEPENDENCE CMNTY BK CORP	COM	453414104	21510	541400	SH		DEFINED		541400	0	0
12 months	GTECH HLDGS CORP	COM	400518106	11518	362900	SH		DEFINED		362900	0	0
12 months	PANAMSAT HLDG CORP	COM	69831Y105	8519	347700	SH		DEFINED		347700	0	0
12 months	SHURGARD STORAGE CTRS INC	COM	82567D104	5467	96400	SH		DEFINED		96400	0	0

END